Supplementary Cash Flow Information - Summary of Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Amounts receivable	$ (15,738)	$ (2,184)
Prepaid expenses and other assets	(15,770)	(1,493)
Biological assets and inventory	(24,493)	(12,270)
Accounts payable and accrued liabilities	27,130	(200)
Deferred revenue	312	55
Other liabilities	40	(256)
Total	$ (28,519)	$ (16,348)